WP Large Cap Income Plus Fund
		Schedule of Investments
		August 31, 2025 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Air Freight & Logistics
1,000	United Parcel Service, Inc. - Class B +			$ 87,440	0.36%

Banks
65,000	Bank of America Corporation +			3,298,100
11,900	JPMorgan Chase & Co. +			3,586,898
80,000	Mitsubishi UFJ Financial Group, Inc. - ADR +			1,223,200
25,000	UBS Group AG (Switzerland) +			1,013,000
29,400	Wells Fargo & Company +			2,416,092
				11,537,290	48.14%

Beverages
1,800	Diageo PLC - ADR +			201,294	0.84%

Biotechnology
440,000	ImmunityBio, Inc. * +			1,029,600	4.30%

Diversified Financial Services
2,000	Berkshire Hathaway Inc. - Class B * +			1,005,960	4.20%

Hotels, Restaurants & Leisure
1,000	McDonald's Corporation +			313,540	1.31%

Oil, Gas & Consumable Fuels
2,000	Chevron Corporation +			321,200
8,600	Exxon Mobil Corporation +			982,894
7,000	Occidental Petroleum Corporation +			333,270
				1,637,364	6.84%

Software
7,650	Microsoft Corporation +			3,876,179	16.17%

Technology Hardware, Storage & Peripherals
16,000	Apple Inc. +			3,714,240	15.50%

Total for Common Stocks (Cost $7,869,320)				23,402,907	97.66%

MONEY MARKET FUNDS
659,930	Federated Hermes Government Obligations Fund - Institutional
	Class 4.17% **			659,930	2.75%
Total for Money Market Funds (Cost $659,930)

PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

CBOE S&P 500 Index *
September 19, 2025 Puts @ $4,350		20	$ 8,700,000	1,000
October 17, 2025 Puts @ $4,350		20	8,700,000	4,650
November 21, 2025 Puts @ $4,350		20	8,700,000	14,400

Total for Options Purchased (Premiums Paid - $62,327)			$ 26,100,000	20,050	0.08%

Total Investment Securities (Cost - $8,591,577)				24,082,887	100.49%

	Liabilities in Excess of Other Assets			(117,043)	-0.49%

	Net Assets			$ 23,965,844	100.00%

ADR - American Depositary Receipt
* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at August 31, 2025.
+ Portion or all of the security is pledged as collateral for options written.

WP Large Cap Income Plus Fund
		Schedule of Options Written
		August 31, 2025 (Unaudited)
Underlying Security				Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Put Options Written
CBOE S&P 500 Index *
June 18, 2026 Puts @ $4,600		20		$ 9,200,000	$ 97,000
Total Put Options Written (Premiums Received $172,113)				$ 9,200,000	$ 97,000

* Non-Income Producing Securities.